Shareholder Fees	Oct. 30, 2025
First Trust Indxx Critical Metals ETF | First Trust Indxx Critical Metals ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%